CONSOLIDATED STATEMENT OF EQUITY In Thousands	Total USD ($)	Total EUR (€)	Common Stock USD ($)	Common Stock EUR (€)	Preferred Stock USD ($)	Preferred Stock EUR (€)	Additional Paid In Capital USD ($)	Additional Paid In Capital EUR (€)	Accumulated Surplus USD ($)	Accumulated Surplus EUR (€)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) EUR (€)	Treasury Stock USD ($)	Treasury Stock EUR (€)	Noncontrolling Interest USD ($)	Noncontrolling Interest EUR (€)	Redeemable Noncontroling Interest Temporary Equity [Member] USD ($)	Redeemable Noncontroling Interest Temporary Equity [Member] EUR (€)
Balance at beginning of year (607,041,577 of par value EUR 5.0 each at 2010 and 956,090,482 of par value EUR 5.0 each at 2011 and 2012) at Dec. 31, 2009				€ 3,035,208		€ 357,500		€ 3,878,079		€ 2,450,025		€ (1,517,127)		€ (10,626)		€ 844,727		€ 254,499
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding																(57,329)
Purchase of subsidiaries shares from non-controlling interest		4,078						4,078
Net Income Loss		(354,772)								(354,772)						25,604		21,164
Net change in fair value of securities available for sale												(2,065,236)				2,438		951
Foreign currency translation adjustments												182,099				6,097		3,108
Issuance of 121,408,315 shares of par value EUR 5.0 through a rights issue				607,041				24,282
Issuance of common shares by conversion of convertible bonds (227,640,590 shares of par value EUR 5.0 by conversion of 227,640,590 convertible bonds)				1,138,203				45,528
Issue costs for the issuance of 121,408,315 and 227,640,590 shares								(77,951)
Sale of treasury stock (15,213,954, 42,062,422 and 60,763,827 shares during 2010, 2011 and 2012 respectively)								(2,861)						163,101
Purchase of treasury stock (15,620,293, 41,381,705 and 60,711,618 shares during 2010, 2011 and 2012 respectively)														(157,376)
Share based payments								12,306
Capital contribution																		13,218
Preferred dividend, net of EUR 7,7 million tax in 2010										(71,558)
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests										(1,553)
Redemption of redeemable NCI																		(33,253)
Changes in the redemption amount of redeemable NCI																		6,452
Balance at end of year (956,090,482 shares at 2010, 2011 and 2012) of par value EUR 5.0 each at Dec. 31, 2010				4,780,452		357,500		3,883,461		2,022,142		(3,385,596)		(4,901)		821,631		265,982
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding																(767,075)
Purchase of subsidiaries shares from non-controlling interest		219,484						219,484				(29,042)
Net Income Loss		(14,539,668)								(14,539,668)						19,107		13,082
Net change in fair value of securities available for sale												2,372,126				19		(5,440)
Foreign currency translation adjustments												(925,522)				(2,738)		(22,113)
Sale of treasury stock (15,213,954, 42,062,422 and 60,763,827 shares during 2010, 2011 and 2012 respectively)								(3,961)						172,848
Purchase of treasury stock (15,620,293, 41,381,705 and 60,711,618 shares during 2010, 2011 and 2012 respectively)														(168,057)
Issuance of preference shares (200,000,000 of par value EUR 5.0 each)						1,000,000		(8,800)
Capital contribution																		2,410
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests										(29,584)
Changes in the redemption amount of redeemable NCI																		29,584
Balance at end of year (956,090,482 shares at 2010, 2011 and 2012) of par value EUR 5.0 each at Dec. 31, 2011		(4,186,681)	6,246,507	4,780,452	1,773,814	1,357,500	5,344,550	4,090,184	(16,395,020)	(12,547,110)	(2,533,095)	(1,938,578)	(144)	(110)	92,749	70,981	370,270	283,368
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding															(13,652)	(10,448)
Purchase of subsidiaries shares from non-controlling interest		(10,201)					(13,329)	(10,201)
Net Income Loss	(3,315,682)	(2,537,491)							(3,315,682)	(2,537,491)					(9,604)	(7,350)	35,091	26,855
Net change in fair value of securities available for sale											727,042	556,405			419	321	12,838	9,825
Foreign currency translation adjustments											169,490	129,710			1,058	810	5,323	4,074
Sale of treasury stock (15,213,954, 42,062,422 and 60,763,827 shares during 2010, 2011 and 2012 respectively)							(966)	(739)					158,739	121,483
Purchase of treasury stock (15,620,293, 41,381,705 and 60,711,618 shares during 2010, 2011 and 2012 respectively)													(158,625)	(121,396)
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests									62,472	47,810
Redemption of redeemable NCI																	(32,655)	(24,991)
Changes in the redemption amount of redeemable NCI																	(54,716)	(41,874)
Balance at end of year (956,090,482 shares at 2010, 2011 and 2012) of par value EUR 5.0 each at Dec. 31, 2012	$ (7,904,462)	€ (6,049,286)	$ 6,246,507	€ 4,780,452	$ 1,773,814	€ 1,357,500	$ 5,330,255	€ 4,079,244	$ (19,648,230)	€ (15,036,791)	$ (1,677,640)	€ (1,283,899)	$ (30)	€ (23)	$ 70,862	€ 54,231	$ 335,438	€ 256,711